As filed with the Securities and Exchange Commission on June 25, 2019

Securities Act File No. 333-231946

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

Owl Rock Capital Corporation

(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 38th Floor

New York, New York

(Address of Principal Executive Offices)

(212) 419-3000

(Registrant’s Telephone Number, including Area Code)

Alan Kirshenbaum

c/o Owl Rock Capital Corporation

399 Park Avenue, 38th Floor

New York, New York 10022

(Name and Address of Agent for Service)

WITH COPIES TO:

Cynthia M. Krus, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, NW Washington, DC 20004 Tel: (202) 383-0100 Fax: (202) 637-3593	Paul D. Tropp, Esq. Christopher J. Capuzzi, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036 Tel: (212) 596-9000 Fax: (212) 596-9090

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee(3)
Primary Offering
Common Stock, $0.01 par value per share	(1)		$172,500,000(1)	$20,907

(1)	Includes the underwriters’ option to purchase additional shares of our common stock.
(2)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to file and add additional exhibits. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

Owl Rock Capital Corporation

PART C

Other Information

Item 25. Financial Statements and Exhibits

(1)	Financial Statements

The following financial statements of Owl Rock Capital Corporation are provided in Part A of this Registration Statement:

AUDITED FINANCIAL STATEMENTS

(2)	Exhibits

(a)(1)	Articles of Amendment and Restatement, dated March 1, 2016 (incorporated by reference to Exhibit 3.1 to the Company’s Registration Statement on Form 10 filed on April 11, 2016).

(a)(2)	Articles of Amendment, dated April 30, 2019 (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on April 30, 2019).

(b)	Bylaws, dated January 11, 2016 (incorporated by reference to Exhibit 3.2 to the Company’s Quarterly Report on Form 10-Q filed on April 11, 2016).

(c)	Not Applicable

(d)(1)	Form of Subscription Agreement (incorporated by reference to Exhibit 4.1 to the Company’s Registration Statement on Form 10 filed on March 3, 2016).

(d)(2)	Form of Indenture between Owl Rock Capital Corporation and Wells Fargo Bank, National Association, as trustee (incorporated by reference to Exhibit (d)(2) to the Pre-Effective Amendment No. 4 to the Company’s Registration Statement on Form N-2 (File No. 333-225373) filed on April 3, 2019).

(d)(3)	Form of First Supplemental Indenture between Owl Rock Capital Corporation and Wells Fargo Bank, National Association, as trustee, including the form of global note attached thereto (incorporated by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 4 to the Company’s Registration Statement on Form N-2 (File No. 333-225373) filed on April 3, 2019).

(e)(1)	Amended and Restated Dividend Reinvestment Plan effective as of May 9, 2017 (incorporated by reference to Exhibit 10.2 to the Company’s Form 10-Q filed on May 10, 2017).

(e)(2)	Second Amended and Restated Dividend Reinvestment Plan. (1)

(f)	Not Applicable

(g)	Amended and Restated Investment Advisory Agreement, dated February 27, 2019, between the Company and the Adviser (incorporated by reference to Exhibit 10.15 to the Company’s annual report on Form 10-K filed on February 27, 2019).

(h)	Form of Underwriting Agreement. (1)

(i)	Not Applicable

(j)(1)	Custody Agreement by and between the Company and State Street Bank and Trust Company dated February 24, 2016 (incorporated by reference to Exhibit 10.5 to the Company’s Registration Statement on Form 10 filed on April 11, 2016).

(k)(1)	Form of Indemnification Agreement (incorporated by reference to Exhibit 10.4 to the Company’s Registration Statement on Form 10 filed on April 11, 2016).

(k)(2)	Administration Agreement between the Company and the Adviser, dated March 1, 2016 (incorporated by reference to Exhibit 10.2 to the Company’s Registration Statement on Form 10 filed on April 11, 2016).

(k)(3)	License Agreement between the Company and Owl Rock Capital Partners LP, dated March 1, 2016 (incorporated by reference to Exhibit 10.6 to the Company’s Registration Statement on Form 10 filed on April 11, 2016).

(k)(4)	Revolving Credit Agreement between the Company and Wells Fargo Bank, National Association and Wells Fargo Securities, LLC, dated August 1, 2016 (incorporated by reference to Exhibit 10.7 to the Company’s Form 10-Q filed on August 10, 2016).

(k)(5)	Senior Secured Revolving Credit Agreement between the Company and SunTrust Bank and Bank of America, N.A., dated February 1, 2017 (incorporated by reference to Exhibit 10.8 to the Company’s Form 10-K filed on March 8, 2017).

(k)(6)	Lender Joinder Agreement between the Company and Wells Fargo Bank, National Association, dated January 4, 2017 (incorporated by reference to Exhibit 10.9 to the Company’s Form 10-K filed on March 8, 2017).

(k)(7)	Lender Joinder Agreement between the Company and Wells Fargo Bank, National Association, dated March 13, 2017 (incorporated by reference to Exhibit 10.1 to the Company’s Form 10-Q filed on May 10, 2017).

(k)(8)	Sebago Lake LLC Amended and Restated Limited Liability Company Agreement by and between Owl Rock Capital Corporation and Regents of the University of California, dated June 20, 2017 (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on June 22, 2017).

(k)(9)	First Amendment to Senior Secured Revolving Credit Agreement between the Company, the lenders party thereto and SunTrust Bank, dated July 17, 2017 (incorporated by reference to Exhibit 10.4 to the Company’s quarterly report on Form 10-Q, filed on August 9, 2017).

(k)(10)	First Amendment to Revolving Credit Agreement between the Company, Wells Fargo Bank, National Association and other lenders party thereto, dated November 2, 2017 (incorporated by reference to Exhibit 10.5 to the Company’s quarterly report on Form 10-Q, filed on November 8, 2017).

(k)(11)	Lender Agreement between the Company and PNC Bank, National Association, dated November 2, 2017 (incorporated by reference to Exhibit 10.5 to the Company’s quarterly report on Form 10-Q, filed on November 8, 2017).

(k)(12)	Lender Agreement between California Bank and Trust, dated December 1, 2017 (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on December 4, 2017).

(k)(13)	Note Purchase Agreement by and between the Company and the purchasers party thereto, dated December 21, 2017 (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on December 22, 2017).

(k)(14)	Loan and Servicing Agreement, by and among the Company, as Transferor and Servicer, ORCC Financing LLC, as Borrower, Morgan Stanley Asset Funding Inc., as Administrative Agent, State Street Bank and Trust Company, as the Collateral Agent and the Account Bank, Cortland Capital Market Services LLC, as Collateral Custodian and the banks and financial institutions from time to time party thereto as Lenders, dated December 21, 2017 (incorporated by reference to Exhibit 10.2 to the Company’s current report on Form 8-K, filed on December 22, 2017).

(k)(15)	Sale and Contribution Agreement by and between the Company and ORCC Financing LLC, dated as of December 21, 2017 (incorporated by reference to Exhibit 10.2 to the Company’s current report on Form 8-K, filed on December 22, 2017).

(k)(16)	Lender Joinder Agreement by and among Comerica, Wells Fargo and the Company, dated January 2, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on January 3, 2018).

(k)(17)	First Omnibus Amendment to Senior Secured Revolving Credit Agreement between the Company and SunTrust Bank and Bank of America, N.A., dated March 29, 2018. (incorporated by reference to Exhibit 10.1 to the Company’s quarterly report on Form 10-Q, filed on May 8, 2018).

(k)(18)	Credit Agreement dated May 22, 2018, by and among ORCC Financing II LLC, as Borrower, the lenders from time to time parties thereto, Natixis, New York Branch, as Administrative Agent, State Street Bank and Trust Company, as Collateral Agent, and Cortland Capital Market Services LLC as Document Custodian (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on May 23, 2018).

(k)(19)	Sale and Contribution Agreement dated May 22, 2018, between Owl Rock Capital Corporation, as Seller, and ORCC Financing II LLC, as Purchaser (incorporated by reference to Exhibit 10.2 to the Company’s current report on Form 8-K, filed on May 23, 2018).

(k)(20)	Third Amendment to Senior Secured Revolving Credit Agreement between the Company and SunTrust Bank and Bank of America, N.A., dated June 21, 2018 (incorporated by reference to Exhibit (k)(20) to Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-2 (File No. 333-225373) filed on June 25, 2018).

(k)(21)	Amendment No. 1 to Loan and Servicing Agreement, by and among the Company, as Servicer, ORCC Financing LLC, as Borrower, Morgan Stanley Bank, N.A., as a Lender, Morgan Stanley Asset Funding Inc., as Administrative Agent, State Street Bank and Trust Company, as the Collateral Agent and the Account Bank and Cortland Capital Market Services LLC, as Collateral Custodian, dated March 20, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s quarterly report on Form 10-Q, filed on November 7, 2018).

(k)(22)	Amendment No. 2 to Loan and Servicing Agreement, by and among the Company, as Servicer, ORCC Financing LLC, as Borrower, Morgan Stanley Bank, N.A., as a Lender, Morgan Stanley Asset Funding Inc., as Administrative Agent, State Street Bank and Trust Company, as the Collateral Agent and the Account Bank and Cortland Capital Market Services LLC, as Collateral Custodian, dated September 7, 2018 (incorporated by reference to Exhibit 10.2 to the Company’s quarterly report on Form 10-Q, filed on November 7, 2018).

(k)(23)	Amendment to Credit Agreement by and among ORCC Financing II, as Borrower, Various Lenders, Natixis, New York Branch, as Administrative Agent, State Street Bank and Trust Company, as Collateral Agent, and Cortland Capital Market Services LLC as Document Custodian, dated as of October 10, 2018 (incorporated by reference to Exhibit 10.3 to the Company’s quarterly report on Form 10-Q, filed on November 7, 2018).

(k)(24)	Second Amendment to Revolving Credit Agreement between the Company, Wells Fargo Bank, National Association and other lenders party thereto, dated October 9, 2018 (incorporated by reference to Exhibit 10.4 to the Company’s quarterly report on Form 10-Q, filed on November 7, 2018).

(k)(25)	Loan Financing and Servicing Agreement, dated as of December 14, 2018, by and among ORCC Financing III LLC, as Borrower, Owl Rock Capital Corporation, as Equityholder and Services Provider, the Lenders from time to time parties thereto, Deutsche Bank AG, New York Branch, as Facility Agent, the other Agents parties thereto, State Street Bank and Trust Company, as Collateral Agent, and Cortland Capital Market Services LLC, as Collateral Custodian (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on December 19, 2018).

(k)(26)	Sale and Contribution Agreement, dated as of December 14, 2018, by and between Owl Rock Capital Corporation and ORCC Financing III LLC (incorporated by reference to Exhibit 10.2 to the Company’s current report on Form 8-K, filed on December 19, 2018).

(k)(27)	Amendment No. 2 to Credit Agreement, dated as of December 20, 2018, by and among ORCC Financing II LLC, as Borrower, Natixis, New York Branch, as Administrative Agent, State Street Bank and Trust Company, as Collateral Agent, Collateral Administrator and Custodian, Cortland Capital Market Services LLC, as Document Custodian, and the lenders identified therein (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on December 21, 2018).

(k)(29)	Third Amendment to Revolving Credit Agreement, dated February 1,2019, between the Company, Wells Fargo, National Association and other lenders party thereto (incorporated by reference to Exhibit 10.13 to the Company’s annual report on Form 10-K filed on February 27, 2019).

(k)(30)	First Amendment to Amended and Restated Limited Liability Operating Company Agreement, dated as of February 27, 2019, between the Company and Regents of the University of California (incorporated by reference to Exhibit 10.14 to the Company’s annual report on Form 10-K filed on February 27, 2019).

(k)(31)	Waiver Agreement, dated February 27, 2019, between the Company and the Adviser (incorporated by reference to Exhibit 10.16 to the Company’s annual report on Form 10-K filed on February 27, 2019).

(k)(32)	Fourth Amendment to Senior Secured Revolving Credit Agreement, dated as of April 2, 2019 among Owl Rock Capital Corporation, the Lenders party thereto and SunTrust Bank, as Administrative Agent (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K, filed on April 3, 2019).

(k)(33)	Indenture and Security Agreement, dated as of May 28, 2019, by and among Owl Rock CLO I, Ltd., as issuer, Owl Rock CLO I, LLC, as co-issuer, and State Street Bank and Trust Company, as collateral trustee (incorporated by reference to Exhibit 10.1 to the Company’s current report on Form 8-K filed on May 31, 2019).

(k)(34)	The Class-A Credit Agreement, dated as of May 28, 2019, by and among Owl Rock CLO I, Ltd., as borrower, Owl Rock CLO I, LLC, as co-borrower, various financial institutions and other persons, as lenders, and State Street Bank and Trust Company, as collateral trustee and loan agent (incorporated by reference to Exhibit 10.2 to the Company’s current report on Form 8-K filed on May 31, 2019).

(k)(35)	Collateral Management Agreement, dated as of May 28, 2019, between Owl Rock CLO I, Ltd., as issuer, and Owl Rock Capital Advisors LLC, as collateral manager (incorporated by reference to Exhibit 10.3 to the Company’s current report on Form 8-K filed on May 31, 2019).

(k)(36)	Loan Sale Agreement, dated as of May 28, 2019, between Owl Rock Capital Corporation, as seller and Owl Rock CLO I, Ltd., as purchaser (incorporated by reference to Exhibit 10.4 to the Company’s current report on Form 8-K filed on May 31, 2019).

(k)(37)	Loan Sale Agreement, dated as of May 28, 2019, between ORCC Financing II LLC, as seller and Owl Rock CLO I, Ltd., as purchaser (incorporated by reference to Exhibit 10.5 to the Company’s current report on Form 8-K filed on May 31, 2019).

(l)	Opinion and Consent of Eversheds Sutherland (US) LLP. (1)

(n)(1)	Consent of KPMG LLP (incorporated by reference to Exhibit (n)(1) to the Company’s Registration Statement on Form N-2 (File No. 333-231946) filed on June 4, 2019).

(n)(2)

Report of KPMG LLP, Independent Registered Accounting Firm, with respect to the “Senior Securities” table (incorporated by reference to Exhibit (n)(2) to the Company’s Registration Statement on Form N-2 (File No. 333-231946) filed on June 4, 2019).

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)	Code of Ethics of Owl Rock Capital Corporation (incorporated by reference to Exhibit (r) to Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-2 (File No. 333-225373) filed on June 25, 2018)

(1)	Filed herewith.

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Amount in thousands
U.S. Securities and Exchange Commission registration fee	$21
FINRA Filing Fee	26
New York Stock Exchange listing fees	40
Printing expenses(1)	250
Legal fees and expenses(1)	1,500
Accounting fees and expenses(1)	150
Miscellaneous(1)	513

Total(1)	$2,500

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28. Persons Controlled by or Under Common Control

The information contained under the headings “The Company,” “Management,” “Related-Party Transactions and Certain Relationships” and “Control Persons and Principal Shareholders” in this Registration Statement is incorporated herein by reference.

On April 27, 2016, we formed a wholly-owned subsidiary, OR Lending LLC, a Delaware limited liability company. On August 24, 2017, we formed a wholly-owned subsidiary, ORCC Financing LLC, a Delaware limited liability company. On October 18, 2017, we formed a wholly-owned subsidiary, OR DH I LLC, a Delaware limited liability company. On March 20, 2018, we formed a wholly-owned subsidiary, ORCC Financing II LLC, a Delaware limited liability company. On May 8, 2018, we formed a wholly owned subsidiary, OR MH I LLC, a Delaware limited liability company. On November 13, 2018, we formed a wholly owned subsidiary, OR HH LLC, a Delaware limited liability company. On March 22, 2019, we formed a wholly owned subsidiary, ORCC Financing III LLC, a Delaware limited liability company. On April 1, 2019, we formed a wholly owned subsidiary, CAVU Capital LLC, a Delaware limited liability company. On April 22, 2019, we formed a wholly owned subsidiary, OR HEH LLC, a Delaware limited liability company. On May 9, 2019 we formed a wholly owned subsidiary, ORCC Financing IV LLC, a Delaware limited liability company.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common stock as of May 13, 2019.

Title of Class	Number of Record Holders
Common Stock	5,964

Item 30. Indemnification

Section 2-418 of the Maryland General Corporation Law allows for the indemnification of officers, directors and any corporate agents in terms sufficiently broad to indemnify these persons under certain circumstances for liabilities, including reimbursement for expenses, incurred arising under the Securities Act. Our certificate of incorporation and bylaws provide that we shall indemnify our directors and officers to the fullest extent authorized or permitted by law and this right to indemnification shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of his or her heirs, executors and personal and legal representatives; provided, however, that, except for proceedings to enforce rights to indemnification, we are not obligated to indemnify any director or officer (or his or her heirs, executors or personal or legal representatives) in connection with a proceeding (or part thereof) initiated by the person unless the proceeding (or part thereof) was authorized or consented to by the Board. The right to indemnification conferred includes the right to be paid by us the expenses incurred in defending or otherwise participating in any proceeding in advance of its final disposition.

So long as we are regulated under the 1940 Act, the above indemnification is limited by the 1940 Act or by any valid rule, regulation or order of the SEC thereunder. The 1940 Act provides, among other things, that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct.

The Adviser and its affiliates (each, an “Indemnitee”) are not liable to us for (i) mistakes of judgment or for action or inaction that such person reasonably believed to be in our best interests absent such Indemnitee’s gross negligence, knowing and willful misconduct, or fraud or (ii) losses or expenses due to mistakes of judgment, action or inaction, or the negligence, dishonesty or bad faith of any broker or other agent of the Company who is not an affiliate of such Indemnitee, provided that such person was selected, engaged or retained without gross negligence, willful misconduct, or fraud.

We will indemnify each Indemnitee against any liabilities relating to the offering of our common stock or our business, operation, administration or termination, if the Indemnitee acted in good faith and in a manner it believed to be in, or not opposed to, our interests and except to the extent arising out of the Indemnitee’s gross negligence, fraud or knowing and willful misconduct. We may pay the expenses incurred by the Indemnitee in defending an actual or threatened civil or criminal action in advance of the final disposition of such action, provided the Indemnitee agrees to repay those expenses if found by adjudication not to be entitled to indemnification.

We have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in this Registration Statement in the sections entitled “The Company,” “Management” and “Management and Other Agreements.” Additional information regarding the Adviser and its officers is set forth in its Form ADV, filed with the SEC (SEC File No. 801-107232), and is incorporated herein by reference.

Item 32. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	The Registrant, 399 Park Avenue, 38th floor, New York, New York 10022;

(2)	The custodian and transfer agent, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900; and

(3)	The Adviser, 399 Park Avenue, 38th floor, New York, New York 10022.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

(1) We undertake to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Not applicable.

(4)	Not applicable.

(5)	We undertake that:

(a)

For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)

For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 25th day of June, 2019.

OWL ROCK CAPITAL CORPORATION

By:	/s/ Alan Kirshenbaum
Name: Alan Kirshenbaum
Title: Chief Operating Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated on June 25, 2019.

Name	Title

* Craig Packer	Chief Executive Officer, President and Director

/s/ Alan Kirshenbaum Alan Kirshenbaum	Chief Operating Officer, Chief Financial Officer and Director

* Douglas I. Ostrover	Director

* Edward D’Alelio	Director and Chairman of the Board of Directors

* Christopher M. Temple	Director and Chairman of the Audit Committee

* Eric Kaye	Director and Chairman of the Nominating and Corporate Governance Committee

* Brian Finn	Director

*	Signed by Alan Kirshenbaum pursuant to a power of attorney signed by each individual and filed with this Registration Statement on June 4, 2019.